Quarterly Holdings Report
for
Fidelity® Large Cap Growth Index Fund
January 31, 2025
LC1-NPRT3-0425
1.9871049.108
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	3,495,068	46,274,700
Capital Markets - 0.0%
XP Inc Class A	45,557	621,853
TOTAL BRAZIL		46,896,553
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,272,046	29,905,801
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	95,772	8,774,631
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	8,020	825,579
UNITED STATES - 99.6%
Communication Services - 14.5%
Diversified Telecommunication Services - 0.0%
Iridium Communications Inc	11,079	318,521
Entertainment - 1.9%
Liberty Media Corp-Liberty Formula One Class A (b)	10,179	895,956
Liberty Media Corp-Liberty Formula One Class C (b)	80,986	7,750,360
Live Nation Entertainment Inc (b)	173,424	25,090,984
Madison Square Garden Sports Corp Class A (b)	1,612	354,430
Netflix Inc (b)	470,156	459,229,576
ROBLOX Corp Class A (b)	576,817	40,994,384
Roku Inc Class A (b)	20,825	1,723,477
Spotify Technology SA (b)	161,446	88,561,203
TKO Group Holdings Inc Class A (b)	11,872	1,842,653
		626,443,023
Interactive Media & Services - 12.4%
Alphabet Inc Class A	6,458,825	1,317,729,477
Alphabet Inc Class C	5,332,328	1,096,326,637
Meta Platforms Inc Class A	2,407,658	1,659,309,740
Pinterest Inc Class A (b)	660,447	21,768,333
TripAdvisor Inc Class A (b)	6,181	108,538
Trump Media & Technology Group Corp (b)(c)	51,071	1,627,122
		4,096,869,847
Media - 0.2%
Liberty Broadband Corp Class A (b)	4,800	364,944
Liberty Broadband Corp Class C (b)	29,273	2,244,068
Nexstar Media Group Inc	13,123	2,010,706
Trade Desk Inc (The) Class A (b)	490,379	58,198,180
		62,817,898
TOTAL COMMUNICATION SERVICES		4,786,449,289

Consumer Discretionary - 16.2%
Automobiles - 3.8%
Tesla Inc (b)	3,053,964	1,235,633,834
Broadline Retail - 7.5%
Amazon.com Inc (b)	10,313,924	2,451,413,457
Etsy Inc (b)	79,862	4,385,222
		2,455,798,679
Distributors - 0.0%
Pool Corp	40,934	14,091,530
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions Inc (b)	9,495	1,164,086
Duolingo Inc Class A (b)	40,822	14,858,800
Grand Canyon Education Inc (b)	10,253	1,800,837
H&R Block Inc	29,770	1,646,579
		19,470,302
Hotels, Restaurants & Leisure - 2.2%
Airbnb Inc Class A (b)	480,177	62,984,817
Booking Holdings Inc	34,157	161,820,837
Cava Group Inc (b)	82,848	11,188,622
Chipotle Mexican Grill Inc (b)	1,500,753	87,568,938
Choice Hotels International Inc (c)	25,503	3,757,357
Churchill Downs Inc	76,508	9,454,859
Darden Restaurants Inc	67,951	13,266,753
Domino's Pizza Inc	13,325	5,984,524
DoorDash Inc Class A (b)	338,971	64,007,894
DraftKings Inc Class A (b)	497,237	20,859,092
Dutch Bros Inc Class A (b)	47,432	2,965,449
Expedia Group Inc Class A (b)	136,363	23,311,255
Hilton Worldwide Holdings Inc	134,971	34,562,024
Hyatt Hotels Corp Class A	6,539	1,034,666
Las Vegas Sands Corp	382,621	17,535,520
Light & Wonder Inc Class A (b)	97,275	8,551,445
McDonald's Corp	50,670	14,628,429
Norwegian Cruise Line Holdings Ltd (b)	481,737	13,657,244
Planet Fitness Inc Class A (b)	50,392	5,450,399
Royal Caribbean Cruises Ltd	90,353	24,088,110
Starbucks Corp	966,081	104,027,602
Texas Roadhouse Inc	73,217	13,259,599
Vail Resorts Inc	34,559	5,879,177
Wendy's Co/The	92,879	1,377,396
Wingstop Inc	32,218	9,597,742
Wyndham Hotels & Resorts Inc	7,218	758,034
Wynn Resorts Ltd	8,389	728,584
Yum! Brands Inc	118,837	15,508,229
		737,814,597
Household Durables - 0.0%
SharkNinja Inc	14,414	1,611,629
Tempur Sealy International Inc	184,217	11,631,462
TopBuild Corp (b)	2,656	910,158
		14,153,249
Leisure Products - 0.0%
Hasbro Inc	133,464	7,719,558
YETI Holdings Inc (b)	27,880	1,038,808
		8,758,366
Specialty Retail - 2.2%
AutoZone Inc (b)	16,924	56,698,954
Burlington Stores Inc (b)	69,633	19,770,898
CarMax Inc (b)	11,931	1,021,770
Carvana Co Class A (b)	41,587	10,291,951
Dick's Sporting Goods Inc	5,583	1,340,198
Five Below Inc (b)	47,551	4,459,333
Floor & Decor Holdings Inc Class A (b)	42,073	4,211,507
Home Depot Inc/The	869,756	358,322,077
Murphy USA Inc	20,113	10,115,029
O'Reilly Automotive Inc (b)	58,572	75,816,768
RH (b)	3,211	1,345,762
Ross Stores Inc	82,587	12,434,299
TJX Cos Inc/The	735,821	91,823,103
Tractor Supply Co	592,332	32,199,168
Ulta Beauty Inc (b)	44,727	18,434,233
Valvoline Inc (b)	141,823	5,263,052
Williams-Sonoma Inc	81,344	17,193,681
		720,741,783
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc (b)	11,249	1,148,185
Deckers Outdoor Corp (b)	166,583	29,545,161
Lululemon Athletica Inc (b)	129,124	53,483,161
NIKE Inc Class B	802,683	61,726,323
Skechers USA Inc Class A (b)	12,636	951,996
		146,854,826
TOTAL CONSUMER DISCRETIONARY		5,353,317,166

Consumer Staples - 3.3%
Beverages - 1.2%
Boston Beer Co Inc/The Class A (b)	1,936	485,297
Celsius Holdings Inc (b)(c)	193,384	4,830,732
Coca-Cola Co/The	2,444,209	155,158,387
Monster Beverage Corp (b)	628,978	30,637,518
PepsiCo Inc	1,193,419	179,836,310
		370,948,244
Consumer Staples Distribution & Retail - 1.6%
Casey's General Stores Inc	7,037	2,967,995
Costco Wholesale Corp	487,144	477,342,663
Performance Food Group Co (b)	24,032	2,170,330
Sysco Corp	335,231	24,445,045
		506,926,033
Food Products - 0.0%
Freshpet Inc (b)	16,283	2,604,466
Hershey Co/The	22,236	3,318,723
Lamb Weston Holdings Inc	50,120	3,004,193
Pilgrim's Pride Corp (b)(c)	4,362	203,007
		9,130,389
Household Products - 0.5%
Clorox Co/The	136,334	21,633,479
Colgate-Palmolive Co	491,045	42,573,602
Kimberly-Clark Corp	151,819	19,731,915
Procter & Gamble Co/The	578,182	95,972,430
		179,911,426
Personal Care Products - 0.0%
elf Beauty Inc (b)(c)	59,022	5,896,888
Estee Lauder Cos Inc/The Class A	91,404	7,625,836
		13,522,724
TOTAL CONSUMER STAPLES		1,080,438,816

Energy - 0.4%
Energy Equipment & Services - 0.0%
Weatherford International PLC	79,245	4,988,473
Oil, Gas & Consumable Fuels - 0.4%
Antero Midstream Corp	142,210	2,281,048
Cheniere Energy Inc	125,380	28,041,237
Civitas Resources Inc	29,670	1,506,049
Eqt Corp	40,059	2,047,816
Hess Corp	198,539	27,602,877
Matador Resources Co	9,824	569,792
New Fortress Energy Inc Class A (c)	46,225	693,375
Permian Resources Corp Class A	152,963	2,240,908
Targa Resources Corp	237,596	46,758,893
Texas Pacific Land Corp	20,623	26,751,537
Viper Energy Inc Class A	33,004	1,547,888
		140,041,420
TOTAL ENERGY		145,029,893

Financials - 6.6%
Capital Markets - 1.8%
Ameriprise Financial Inc	97,371	52,907,507
Ares Management Corp Class A	203,203	40,278,899
Blackstone Inc	792,771	140,407,672
Blue Owl Capital Inc Class A	568,227	14,779,584
Charles Schwab Corp/The	163,837	13,552,597
Coinbase Global Inc Class A (b)	186,926	54,457,152
FactSet Research Systems Inc	14,784	7,013,677
Goldman Sachs Group Inc/The	90,701	58,084,920
Houlihan Lokey Inc Class A	5,320	966,749
Jefferies Financial Group Inc	54,042	4,155,289
KKR & Co Inc Class A	213,091	35,601,113
Lazard Inc Class A	112,494	6,116,299
LPL Financial Holdings Inc	81,755	29,995,092
Moody's Corp	173,607	86,706,280
Morgan Stanley	75,250	10,416,858
Morningstar Inc	29,311	9,632,767
MSCI Inc	48,336	28,845,475
TPG Inc Class A	22,919	1,541,303
Tradeweb Markets Inc Class A	50,353	6,389,796
		601,849,029
Consumer Finance - 0.2%
Ally Financial Inc	41,062	1,600,186
American Express Co	231,202	73,395,075
Credit Acceptance Corp (b)(c)	5,370	2,726,725
SoFi Technologies Inc Class A (b)	183,549	2,896,403
		80,618,389
Financial Services - 4.0%
Apollo Global Management Inc	428,711	73,301,007
Block Inc Class A (b)	257,469	23,383,335
Corpay Inc (b)	74,105	28,196,211
Equitable Holdings Inc	347,056	18,886,788
Fiserv Inc (b)	197,861	42,745,890
Mastercard Inc Class A	896,036	497,685,275
Shift4 Payments Inc Class A (b)(c)	67,286	8,064,227
Toast Inc Class A (b)	497,527	20,358,805
UWM Holdings Corp Class A	71,953	433,877
Visa Inc Class A	1,731,256	591,743,301
Western Union Co/The	65,335	674,257
WEX Inc (b)	4,029	740,893
		1,306,213,866
Insurance - 0.6%
Allstate Corp/The	45,005	8,655,812
Arthur J Gallagher & Co	18,629	5,622,605
Brown & Brown Inc	115,405	12,078,287
Everest Group Ltd	7,712	2,679,997
Kinsale Capital Group Inc	24,183	10,687,435
Markel Group Inc (b)	3,282	6,002,056
Marsh & McLennan Cos Inc	74,210	16,094,665
Progressive Corp/The	541,449	133,434,692
RLI Corp	5,602	410,906
Ryan Specialty Holdings Inc Class A	112,357	7,480,729
		203,147,184
TOTAL FINANCIALS		2,191,828,468

Health Care - 6.9%
Biotechnology - 1.4%
AbbVie Inc	841,007	154,661,187
Alnylam Pharmaceuticals Inc (b)	125,632	34,085,218
Amgen Inc	459,035	131,017,770
Apellis Pharmaceuticals Inc (b)	114,678	3,326,808
Exact Sciences Corp (b)	79,130	4,435,237
Exelixis Inc (b)	257,013	8,519,981
Incyte Corp (b)	10,241	759,472
Ionis Pharmaceuticals Inc (b)	159,802	5,097,684
Natera Inc (b)	125,752	22,248,044
Neurocrine Biosciences Inc (b)	109,523	16,627,782
Regeneron Pharmaceuticals Inc (b)	9,644	6,490,219
Sarepta Therapeutics Inc (b)	99,453	11,309,795
Ultragenyx Pharmaceutical Inc (b)	97,525	4,196,501
Vertex Pharmaceuticals Inc (b)	142,049	65,581,182
Viking Therapeutics Inc (b)(c)	116,709	3,822,220
		472,179,100
Health Care Equipment & Supplies - 1.3%
Align Technology Inc (b)	48,228	10,567,237
Dexcom Inc (b)	428,529	37,209,173
Edwards Lifesciences Corp (b)	125,416	9,086,389
GE HealthCare Technologies Inc	46,940	4,144,802
IDEXX Laboratories Inc (b)	89,268	37,675,559
Inspire Medical Systems Inc (b)	32,165	6,223,928
Insulet Corp (b)	76,699	21,351,468
Intuitive Surgical Inc (b)	388,178	221,991,235
Masimo Corp (b)(c)	24,804	4,321,601
Penumbra Inc (b)	40,486	10,808,547
ResMed Inc	43,595	10,296,267
Stryker Corp	118,087	46,206,262
		419,882,468
Health Care Providers & Services - 0.6%
Cardinal Health Inc	158,897	19,649,203
Cencora Inc	182,419	46,372,734
Chemed Corp	1,669	937,977
Cigna Group/The	27,327	8,039,877
DaVita Inc (b)	51,768	9,121,522
Elevance Health Inc	40,875	16,174,238
HCA Healthcare Inc	49,824	16,437,436
McKesson Corp	61,423	36,531,329
Molina Healthcare Inc (b)	39,282	12,193,526
UnitedHealth Group Inc	68,715	37,277,200
		202,735,042
Health Care Technology - 0.1%
Doximity Inc Class A (b)	10,146	599,629
Veeva Systems Inc Class A (b)	161,993	37,786,487
		38,386,116
Life Sciences Tools & Services - 0.2%
10X Genomics Inc Class A (b)	77,374	1,160,609
Bruker Corp	76,077	4,423,878
Fortrea Holdings Inc (b)	9,755	163,981
IQVIA Holdings Inc (b)	22,386	4,507,645
Medpace Holdings Inc (b)	27,904	9,742,682
Repligen Corp (b)	8,720	1,449,351
Waters Corp (b)	39,485	16,405,228
West Pharmaceutical Services Inc	48,396	16,529,654
		54,383,028
Pharmaceuticals - 3.3%
Eli Lilly & Co	879,689	713,498,155
Intra-Cellular Therapies Inc (b)	113,027	14,363,471
Merck & Co Inc	2,786,275	275,339,696
Zoetis Inc Class A	414,558	70,847,962
		1,074,049,284
TOTAL HEALTH CARE		2,261,615,038

Industrials - 4.3%
Aerospace & Defense - 0.6%
Axon Enterprise Inc (b)	78,857	51,428,959
Boeing Co (b)	127,481	22,502,946
BWX Technologies Inc	20,397	2,303,433
GE Aerospace	254,269	51,761,541
HEICO Corp	48,776	11,654,537
HEICO Corp Class A	88,722	16,886,459
Howmet Aerospace Inc	27,147	3,436,267
Loar Holdings Inc (c)	30,039	2,387,500
Lockheed Martin Corp	74,154	34,329,594
Spirit AeroSystems Holdings Inc Class A (b)	15,932	541,847
Standardaero Inc (c)	24,310	652,480
TransDigm Group Inc	12,080	16,348,347
		214,233,910
Air Freight & Logistics - 0.0%
Expeditors International of Washington Inc	25,289	2,872,325
Building Products - 0.3%
AAON Inc	73,998	8,611,887
Advanced Drainage Systems Inc	29,177	3,527,791
Armstrong World Industries Inc	16,066	2,426,127
AZEK Co Inc/The Class A (b)	110,667	5,669,470
Builders FirstSource Inc (b)	11,444	1,914,352
Carlisle Cos Inc	6,678	2,600,814
Lennox International Inc	35,200	20,853,184
Simpson Manufacturing Co Inc	4,353	731,304
Trane Technologies PLC	84,817	30,767,367
Trex Co Inc (b)	117,324	8,544,707
		85,647,003
Commercial Services & Supplies - 0.8%
Cintas Corp	360,469	72,299,267
Copart Inc (b)	892,954	51,728,825
Rollins Inc	306,886	15,190,857
Tetra Tech Inc	62,780	2,310,304
Veralto Corp	122,064	12,620,197
Waste Management Inc	440,547	97,034,883
		251,184,333
Construction & Engineering - 0.1%
Comfort Systems USA Inc	38,593	16,855,493
EMCOR Group Inc	19,738	8,843,808
Quanta Services Inc	48,815	15,015,982
WillScot Holdings Corp (b)	57,884	2,145,181
		42,860,464
Electrical Equipment - 0.2%
Generac Holdings Inc (b)	31,679	4,730,625
Rockwell Automation Inc	11,584	3,225,333
Vertiv Holdings Co Class A	393,200	46,012,264
		53,968,222
Ground Transportation - 0.9%
Avis Budget Group Inc (b)	7,409	664,587
Lyft Inc Class A (b)	277,998	3,764,093
Old Dominion Freight Line Inc	212,451	39,433,030
Saia Inc (b)	16,984	8,154,188
U-Haul Holding Co (b)(c)	4,163	303,358
U-Haul Holding Co Class N	47,077	3,047,765
Uber Technologies Inc (b)	2,233,321	149,297,510
Union Pacific Corp	321,084	79,561,404
XPO Inc (b)	125,533	16,779,996
		301,005,931
Industrial Conglomerates - 0.1%
3M Co	111,128	16,913,681
Honeywell International Inc	110,983	24,829,117
		41,742,798
Machinery - 0.2%
Caterpillar Inc	76,291	28,337,529
Illinois Tool Works Inc	120,593	31,252,882
Lincoln Electric Holdings Inc	16,910	3,361,370
		62,951,781
Passenger Airlines - 0.0%
American Airlines Group Inc (b)(c)	52,015	880,093
Professional Services - 0.8%
Automatic Data Processing Inc	419,144	127,004,824
Booz Allen Hamilton Holding Corp Class A	138,480	17,863,920
Broadridge Financial Solutions Inc	117,419	27,971,554
Dayforce Inc (b)(c)	17,477	1,236,323
Equifax Inc	27,119	7,451,759
KBR Inc	12,491	679,760
Paychex Inc	126,817	18,727,066
Paycom Software Inc	35,229	7,312,131
Paycor HCM Inc (b)	8,925	197,510
Paylocity Holding Corp (b)	47,640	9,790,973
TransUnion	12,157	1,206,582
Verisk Analytics Inc	154,766	44,485,940
		263,928,342
Trading Companies & Distributors - 0.3%
Core & Main Inc Class A (b)	138,421	7,812,481
Fastenal Co	530,025	38,819,031
Ferguson Enterprises Inc	14,859	2,691,262
SiteOne Landscape Supply Inc (b)	18,040	2,567,092
United Rentals Inc	17,404	13,193,276
WW Grainger Inc	41,536	44,139,062
		109,222,204
TOTAL INDUSTRIALS		1,430,497,406

Information Technology - 46.0%
Communications Equipment - 0.5%
Arista Networks Inc	1,131,976	130,437,594
Motorola Solutions Inc	86,174	40,437,150
Ubiquiti Inc (c)	2,036	821,607
		171,696,351
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	756,557	53,549,104
CDW Corp/DE	74,223	14,780,768
Cognex Corp	10,075	401,993
Ingram Micro Holding Corp	4,709	109,814
Jabil Inc	9,970	1,619,228
Zebra Technologies Corp Class A (b)	12,021	4,711,511
		75,172,418
IT Services - 0.7%
Cloudflare Inc Class A (b)	329,348	45,581,763
EPAM Systems Inc (b)	3,759	954,635
Gartner Inc (b)	82,783	44,937,096
Globant SA (b)	34,730	7,408,604
GoDaddy Inc Class A (b)	153,550	32,652,408
MongoDB Inc Class A (b)	78,628	21,490,605
Okta Inc Class A (b)	79,468	7,487,475
Snowflake Inc Class A (b)	347,269	63,032,796
Twilio Inc Class A (b)	33,264	4,875,837
VeriSign Inc (b)	5,923	1,273,445
		229,694,664
Semiconductors & Semiconductor Equipment - 15.2%
Advanced Micro Devices Inc (b)	1,167,433	135,363,856
Applied Materials Inc	840,113	151,514,380
Astera Labs Inc (b)	5,921	600,507
Broadcom Inc	4,996,530	1,105,582,193
Enphase Energy Inc (b)	144,702	9,012,041
Entegris Inc	165,363	16,790,959
KLA Corp	147,992	109,253,614
Lam Research Corp	1,412,370	114,472,589
Lattice Semiconductor Corp (b)	129,505	7,384,375
Marvell Technology Inc	75,307	8,499,148
MKS Instruments Inc	4,342	491,861
Monolithic Power Systems Inc	51,582	32,876,819
NVIDIA Corp	25,714,937	3,087,592,486
Onto Innovation Inc (b)	13,831	2,832,036
QUALCOMM Inc	1,150,973	199,037,761
Teradyne Inc	156,257	18,092,998
Texas Instruments Inc	121,015	22,340,579
Universal Display Corp	25,817	3,870,485
		5,025,608,687
Software - 18.0%
Adobe Inc (b)	487,176	213,115,141
Appfolio Inc Class A (b)	24,879	5,819,447
AppLovin Corp Class A (b)	288,057	106,462,987
Atlassian Corp Class A (b)	174,850	53,640,483
Autodesk Inc (b)	236,660	73,681,724
Bentley Systems Inc Class B	153,888	7,163,486
BILL Holdings Inc (b)	27,548	2,665,820
Cadence Design Systems Inc (b)	299,440	89,119,333
Confluent Inc Class A (b)	271,867	8,069,013
Crowdstrike Holdings Inc Class A (b)	252,812	100,636,873
Datadog Inc Class A (b)	328,312	46,853,406
DocuSign Inc (b)	223,111	21,581,527
DoubleVerify Holdings Inc (b)	89,730	1,849,335
Dropbox Inc Class A (b)	79,202	2,546,344
Dynatrace Inc (b)	323,819	18,700,547
Elastic NV (b)	95,601	10,762,761
Fair Isaac Corp (b)	22,044	41,300,757
Five9 Inc (b)	81,532	3,341,997
Fortinet Inc (b)	565,700	57,067,816
Gitlab Inc Class A (b)	133,986	9,748,821
Guidewire Software Inc (b)	40,894	8,639,675
HashiCorp Inc Class A (b)	124,700	4,264,740
HubSpot Inc (b)	53,670	41,837,375
Intuit Inc	300,030	180,471,045
Manhattan Associates Inc (b)	67,260	14,029,763
Microsoft Corp	8,172,036	3,391,885,262
MicroStrategy Inc Class A (b)(c)	11,406	3,818,615
nCino Inc (b)	56,580	1,924,286
Nutanix Inc Class A (b)	78,046	5,366,833
Oracle Corp	1,725,912	293,508,595
Palantir Technologies Inc Class A (b)	2,209,895	182,294,239
Palo Alto Networks Inc (b)	710,856	131,096,064
Pegasystems Inc	48,952	5,301,012
Procore Technologies Inc (b)	117,477	9,346,470
PTC Inc (b)	78,919	15,269,248
RingCentral Inc Class A (b)	90,259	3,142,818
Salesforce Inc	861,086	294,233,086
SentinelOne Inc Class A (b)	49,296	1,180,639
Servicenow Inc (b)	225,609	229,755,693
Synopsys Inc (b)	167,184	87,851,848
Teradata Corp (b)	104,877	3,346,625
Tyler Technologies Inc (b)	39,576	23,810,505
UiPath Inc Class A (b)	402,416	5,722,356
Unity Software Inc (b)(c)	147,320	3,270,504
Workday Inc Class A (b)	232,486	60,925,281
Zscaler Inc (b)	102,306	20,726,173
		5,897,146,368
Technology Hardware, Storage & Peripherals - 11.4%
Apple Inc	15,727,890	3,711,782,040
Dell Technologies Inc Class C	47,172	4,887,019
HP Inc	256,039	8,321,268
NetApp Inc	101,377	12,378,132
Pure Storage Inc Class A (b)	293,948	19,926,735
Super Micro Computer Inc (b)(c)	544,147	15,519,072
		3,772,814,266
TOTAL INFORMATION TECHNOLOGY		15,172,132,754

Materials - 0.6%
Chemicals - 0.5%
Celanese Corp	30,583	2,172,616
Chemours Co/The	12,317	233,900
Ecolab Inc	238,061	59,560,482
RPM International Inc	31,543	3,993,344
Sherwin-Williams Co/The	234,725	84,069,106
		150,029,448
Construction Materials - 0.1%
Eagle Materials Inc	27,652	7,099,374
Martin Marietta Materials Inc	3,774	2,053,509
Vulcan Materials Co	37,494	10,278,980
		19,431,863
Containers & Packaging - 0.0%
Avery Dennison Corp	33,170	6,160,665
Sealed Air Corp	8,574	298,632
		6,459,297
Metals & Mining - 0.0%
Cleveland-Cliffs Inc (b)	172,706	1,768,509
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	47,982	5,612,455
TOTAL MATERIALS		183,301,572

Real Estate - 0.5%
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (b)	16,083	4,548,272
Retail REITs - 0.0%
Simon Property Group Inc	90,966	15,815,349
Specialized REITs - 0.5%
American Tower Corp	512,932	94,866,774
Equinix Inc	5,717	5,223,394
Iron Mountain Inc	182,584	18,545,057
Lamar Advertising Co Class A	24,108	3,047,733
Public Storage Operating Co	26,402	7,880,469
		129,563,427
TOTAL REAL ESTATE		149,927,048

Utilities - 0.3%
Electric Utilities - 0.1%
Constellation Energy Corp	55,004	16,500,100
NRG Energy Inc	92,309	9,456,134
		25,956,234
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	372,642	62,615,035
TOTAL UTILITIES		88,571,269

TOTAL UNITED STATES		32,843,108,719
TOTAL COMMON STOCKS (Cost $20,201,120,896)		32,929,511,283

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (f) (Cost $3,098,763)	4.46	3,106,000	3,099,768

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	126,588,323	126,613,641
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	54,365,670	54,371,106
TOTAL MONEY MARKET FUNDS (Cost $180,984,747)			180,984,747

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $20,385,204,406)	33,113,595,798
NET OTHER ASSETS (LIABILITIES) - (0.3)% (d)	(102,624,683)
NET ASSETS - 100.0%	33,010,971,115

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	105	Mar 2025	45,337,425	1,052,054	1,052,054
CME E-mini S&P 500 Index Contracts (United States)	47	Mar 2025	14,258,038	289,107	289,107

TOTAL FUTURES CONTRACTS					1,341,161
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $1,832,867 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,099,769.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	140,601,008	2,354,429,141	2,368,416,095	3,139,602	(413)	-	126,613,641	126,588,323	0.2%
Fidelity Securities Lending Cash Central Fund	61,421,683	487,579,860	494,630,437	151,811	-	-	54,371,106	54,365,670	0.2%
Total	202,022,691	2,842,009,001	2,863,046,532	3,291,413	(413)	-	180,984,747	180,953,993

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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